Sales - Trade receivables - Categories - Tabular disclosure (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Net trade receivables depreciated according to their age	€ 1,036	€ 1,233
Net trade receivables depreciated according to other criteria	455	579
Net trade receivables past due	1,491	1,812
Not past due	4,408	3,508
Net trade receivables	€ 5,899	€ 5,320	€ 5,295